Equity and Other Equity Items - Summary of Shareholder's Equity and Short-term and Long-term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statements [Line Items]
Toyota Motor Corporation shareholder's equity	¥ 39,918,854	¥ 35,924,826
Short-term and long-term debt	¥ 43,205,469	¥ 38,792,879